Employees and directors (Tables)	12 Months Ended
Oct. 31, 2019
Employees and directors [Abstract]
Staff Costs
	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Staff costs
Wages and salaries	1,204.4	1,819.2	382.5
Redundancy and termination costs (non-exceptional)	0.5	2.1	2.1
Social security costs	93.6	159.0	53.2
Other pension costs	41.7	50.4	11.4
	1,340.2	2,030.7	449.2
Cost of employee share schemes (Share-based payments section)	68.8	64.3	31.5
Total	1,409.0	2,095.0	480.7

Pension Costs
		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	25	9.0	7.1	0.5
Defined contribution schemes	25	32.7	43.3	10.9
Total		41.7	50.4	11.4

Average Monthly Number of People Employed by the Group
	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing Operations
Sales and distribution	5,413	5,860	1,818
Research and development	5.056	4,323	1,400
General and administration	1,991	1,378	642
	12,460	11,561	3,860

Discontinued Operation
Sales and distribution	164	515	323
Research and development	170	629	476
General and administration	3	8	4
	337	1,152	803

Total
Sales and distribution	5,577	6,375	2,141
Research and development	5,226	4,952	1,876
General and administration	1,994	1,386	646
Total	12,797	12,713	4,663

Directors
	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Directors
Aggregate emoluments	3.7	14.6	5.2
Aggregate gains made on the exercise of share options	79.7	77.7	8.2
Company contributions to money purchase pension scheme	-	0.7	0.5
Total	83.4	93.0	13.9

	Number of granted and cancelled nil cost share options over Ordinary Shares	Number of replacement nil cost options over Ordinary Shares
Director	‘000	‘000
Kevin Loosemore	1,100	1,100
Stephen Murdoch	500	947
Chris Kennedy[1]	500	676
Mike Phillips[1]	676	676
Nils Brauckmann[1]	500	500
	3,276	3,899

1 These ASG options awarded to Chris Kennedy (all), Nils Brauckmann (all) and Mike Phillips (partial) lapsed as a result of their resignations and subsequent leaving employment.

Key Management Compensation
	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m
Key management compensation
Short-term employee benefits	9.5	25.9	8.0
Share-based payments	25.3	44.5	9.4
Total	34.8	70.4	17.4

Share-based Payment
The tables below for each type of share option are presented on a combined continuing and discontinued operations basis.

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
Continuing operations	$m	$m	$m
Share-based compensation – IFRS 2 charge	62.0	70.9	20.8
Employer taxes	6.8	(6.6)	10.7
	68.8	64.3	31.5

Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at November 1 / May 1	5,620	14	4,662	29
Exercised	(3,410)	17	(1,283)	12
Forfeited	(545)	27	(582)	3
Granted	7,562	-	2,823	-
Outstanding at October 31	9,227	6	5,620	14
Exercisable at October 31	1,416	34	2,270	51

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2019			October 31, 2018
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
£0.10 or less	1	8,982	3.4	1	5,127	6.7
£0.11 – £1.00	13	137	3.7	13	205	4.9
£1.01 – £2.00	-	-	-	-	-	-
£2.01 – £3.00	-	-	-	-	-	-
£3.01 - £4.00	-	-	-	358	146	0.7
More than £4.00	402	108	0.7	402	142	1.7
	6	9,227	3.4	14	5,620	4.0

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£16.44	£16.87
Expected volatility	between 48.91% and 49.68%	between 28.59% and 48.54%
Expected dividend yield	between 4.78% and 5.87%	between 2.82% and 7.02%
Expected option life	0.76 to four years	three years
Annual risk-free interest rate	between 0.49% and 1.38%	between 1.0% and 1.6%

Additional Share Grants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	12 months ended October 31, 2019				18 months ended October 31, 2018
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence
Outstanding at November 1 / May 1	3,062	7,427	10,489	-	3,262	-	3,262	-
Granted	-	458	458	-	-	13,115	13,115	-
Exercised	(2,601)	-	(2,601)	-	(200)	-	(200)	-
Lapsed	-	(4,670)	(4,670)	-	-	(2,412)	(2,412)	-
Cancelled	-	-	-	-	-	(3,276)	(3,276)	-
Outstanding at October 31	461	3,215	3,676	-	3,062	7,427	10,489	-
Exercisable at October 31	461	-	461	-	3,062	-	3,062	-

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2019			October 31, 2018
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
£0.00	-	3,676	7.3	-	10,489	5.5
	-	3,676	7.3	-	10,489	5.5

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£22.81	£18.35
Expected volatility	28.00%	Between 28.00% - 31.00%
Expected dividend yield	2.85%	Between 3.26% - 5.29%
Expected option life	1.75 years – 1.78 years	1.96 years
Annual risk-free interest rate	0.43%	Between 0.43% - 0.84%

Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
Further Sharesave and ESPP grants were made during the 12 months to October 31, 2019.

Sharesave

	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of options ‘000	Weighted average exercise price pence	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1 / May 1	496	1,185	559	1,039
Exercised	(81)	1,171	(294)	829
Forfeited	(102)	1,297	(223)	1,508
Granted	125	1,374	454	1,293
Outstanding at October 31	438	1,221	496	1,185
Exercisable at October 31	62	1,461	47	1,116

Number of options		Exercise price per share
‘000	Date of grant	pence	Exercise period
61	August 12, 2016	1,465.6	October 1, 2019 – February 1, 2020
21	February 23, 2018	1,720.0	April 1, 2021 – September 30, 2021
2	February 23, 2018	1,963.0	April 1, 2021 – September 30, 2021
221	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
19	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
67	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
4	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
40	August 5, 2019	1,411.0	October 1, 2021 – August 4, 2022
3	August 5, 2019	1,574.3	October 1, 2021 – August 4, 2022
438

ESPP

	12 months ended October 31, 2019		18 months ended October 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	‘000	pence	‘000	pence
Outstanding at November 1 / May 1	800	1,047	124	1,510
Exercised	(17)	1,114	(110)	1,598
Forfeited	(44)	1,440	(31)	1,236
Granted	453	1,444	817	1,057
Outstanding at October 31	1,192	1,182	800	1,047
Exercisable at October 31	-	-	-	-

Number of Options		Exercise price per share
‘000	Date of grant	pence	Exercise period
309	March 1, 2018	1,235.6	March 1, 2020 – May 31, 2020
430	July 1, 2018	868.5	July 1, 2020 – September 30, 2020
244	March 1, 2019	1,428.0	March 1, 2021 – May 31, 2021
209	October 1, 2019	1,462.8	October 1, 2021 – December 31, 2021
1,192

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the 12 months ended October 31, 2019 were:

	12 months ended October 31, 2019	18 months ended October 31, 2018
Weighted average share price at the grant date	£17.56	£15.48
Expected volatility	between 49.06% and 49.68%	between 28.82% - 48.60%
Expected dividend yield	between 4.63% and 5.87%	between 3.86% - 7.02%
Expected option life	Two or three years	two or three years
Annual risk-free interest rate	between 0.49% and 1.16%	between 1.3% - 1.5%